Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials, consumables and supplies	€ 3,831	€ 11,167
Finished goods and merchandise	38	238
Inventories	3,869	11,405
Inventory write-down	1,795	0
Raw materials, consumables and changes in inventories of finished goods and work in process recorded as expenses	€ 70,089	€ 41,594	€ 11,285